Segment Information	6 Months Ended
Jun. 30, 2022
Disclosure Of Segment Information Text Block [Abstract]
Segment information

5. Segment information

The following table presents the Group’s revenue and loss information for the Group’s operating segments for the six months ended June 30, 2022 and 2021, respectively:

	UK	EU	Total segments	Central costs	Consolidated
	£’000	£’000	£’000	£’000	£’000

Six months ended June 30, 2022
Revenue	583,220	44,648	627,868	—	627,868
Segment loss	(122,166)	(30,715)	(152,881)	(22,286)	(175,167)

Six months ended June 30, 2021
Revenue	243,488	4,721	248,209	—	248,209
Segment loss	(58,734)	(2,670)	(61,404)	(7,754)	(69,158)

“Segment loss” is the loss measure reported to the Group’s chief operating decision maker. It is defined as loss for the period from continuing operations adjusted for tax, finance income, finance expense, depreciation, amortization and impairment of intangible assets, share-based payment expense, fair value movement in warrants and embedded derivative and foreign exchange movements and exceptional items which do not relate to our core operations.

The following table presents assets and liabilities information for the Group’s operating segments as at June 30, 2022 and December 31, 2021, respectively:

	UK	EU	Total segments	Central costs	Consolidated
	£’000	£’000	£’000	£’000	£’000

At June 30, 2022
Assets	1,166,334	284,215	1,450,549	—	1,450,549
Liabilities	796,145	130,927	927,072	—	927,072

At December 31, 2021
Assets	1,002,796	176,993	1,179,789	—	1,179,789
Liabilities	401,758	67,342	469,100	—	469,100

Reconciliation of segment loss

Six months ended June 30, 2022	UK	EU	Total segments	Central costs	Consolidated
	£’000	£’000	£’000	£’000	£’000

Segment loss	(122,166)	(30,715)	(152,881)	(22,286)	(175,167)
Tax credit	—	—	—	9,865	9,865
Finance income	—	—	—	571	571
Finance expense	—	—	—	(22,606)	(22,606)
Depreciation of property, plant and equipment and right-of-use assets	—	—	—	(26,552)	(26,552)
Amortization and impairment of intangible assets	—	—	—	(142,146)	(142,146)
Share-based payment expenses	—	—	—	(35,096)	(35,096)
Fair value movement in warrants and embedded derivative and foreign exchange movements	—	—	—	157,973	157,973
Exceptional items(1)	—	—	—	(8,300)	(8,300)
Loss for the period	(122,166)	(30,715)	(152,881)	(88,577)	(241,458)

[1]	Exceptional items of £8.3 million include restructuring costs of £6.6 million, with the remainder primarily related to transaction costs incurred on the acquisition of brumbrum (as defined below).

Six months ended June 30, 2021	UK	EU	Total segments	Central costs	Consolidated
	£’000	£’000	£’000	£’000	£’000

Segment loss	(58,734)	(2,670)	(61,404)	(7,754)	(69,158)
Tax credit	—	—	—	7,326	7,326
Finance income	—	—	—	166	166
Finance expense	—	—	—	(1,793)	(1,793)
Depreciation, amortization and impairment of intangible assets	—	—	—	(10,531)	(10,531)
Amortization and impairment of intangible assets	—	—	—	(4,618)	(4,618)
Share-based payment expenses	—	—	—	(12,688)	(12,688)
Fair value movement in warrants and embedded derivative and foreign exchange movements	—	—	—	—	—
Exceptional items	—	—	—	(10,817)	(10,817)
Loss for the period	(58,734)	(2,670)	(61,404)	(40,709)	(102,113)